Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Accounts receivable	51,478,092	54,958,198	7,711,483
Allowance for credit losses related to accounts receivable	(10,196,104)	(8,141,968)	(1,142,444)
Total accounts receivable, net	41,281,988	46,816,230	6,569,039

Schedule of Allowance of Doubtful Accounts	The movement of allowance of doubtful accounts is as follows:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Beginning balance	1,185,328	10,196,104	1,430,671
Addition	9,745,364	6,974,931	978,690
Write off	(406,566)	(5,423)	(761)
Reverse	(328,022)	(9,023,644)	(1,266,156)
Ending balance	10,196,104	8,141,968	1,142,444